Interim consolidated statement of comprehensive income - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017 [1]
Interim consolidated statement of comprehensive income
Profit/(loss) for the period	£ 26,770	£ (19,697)	£ 33,416	£ (27,502)	£ (10,127)
Items that may be subsequently reclassified to profit or loss
Cash flow hedges	(6,429)	6,564	(7,286)	7,477	17,920
Tax expense relating to cash flow hedges	(199)	(6,618)	(849)	(11,091)	(10,593)
Other comprehensive (loss)/income for the period, net of tax	(6,628)	(54)	(8,135)		7,327
Total comprehensive income/(loss) for the period	£ 20,142	£ (19,751)	£ 25,281	£ (31,116)	£ (2,800)

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.